Commitments and Contingencies - Schedule of Future Minimum Payments Under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 3,198
2018	3,630
2019	1,899
2020	643
2021	662
Thereafter	1,323
Total	$ 11,355